Total
Lisanti Small Cap Growth Fund
Summary Section
Investment Objective
The Lisanti Small Cap Growth Fund (the “Fund”) seeks maximum capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Lisanti Small Cap Growth Fund Lisanti Small Cap Growth Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Lisanti Small Cap Growth Fund Lisanti Small Cap Growth Fund Shares
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.72%
Total Annual Fund Operating Expenses	1.67%
Fee Waiver and/or Expense Reimbursement	(0.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%
[1]	Lisanti Capital Growth, LLC (the “Adviser”) has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35% through April 30, 2024 (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may recoup from the Fund fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund (i.e., after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Lisanti Small Cap Growth Fund | Lisanti Small Cap Growth Fund Shares | USD ($)	137	495	877	1,949

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 347% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of smaller, lesser-known companies whose stocks are traded in the U.S. markets. Smaller companies are generally defined by the Adviser as those with market capitalizations in the range of $108,000 to $19.1 billion, which was the three-year average minimum and maximum market capitalizations of companies in the Russell 2000® Growth Index as of May 31, 2022. The Fund normally invests in companies that the Adviser believes are in an early stage or transitional point in their development and have above average prospects for growth. Investments may include initial public offerings (“IPOs”) of such companies.

The Fund’s investment process focuses on 1) security selection through a quantitative screening process of the universe of smaller companies to identify those companies with fundamental strengths and/or positive catalysts, such as new management, which may provide for a potential acceleration in the growth rate of the company; and 2) portfolio construction reflecting major social, economic and technological trends that provide a framework for identifying the industries and companies in which the Fund will invest. Securities in the portfolio may be sold when they exhibit deteriorating fundamentals, changing circumstances affect the original reasons for the investment, their valuation target is achieved or, in the Adviser’s opinion, more attractive alternatives exist.

Under certain market conditions, IPOs and companies newly public could comprise a significant portion of the Fund’s investments. Additionally, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues, or markets.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Equity Risk. Equity securities, which include common stocks, convertible securities, preferred stocks, warrants and sponsored and unsponsored ADRs may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Market Events Risk. Disruptive events with geopolitical consequences, including pandemics (such as COVID-19), may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to sell portfolio holdings, which may negatively impact the Fund’s net asset value.

Small Capitalization Company Risk. Small capitalization companies may have more limited product lines, markets, and management teams, which could make their financial status less secure and predictable. Securities issued by small capitalization companies may be less liquid and their prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Growth Company Risk. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it.

Initial Public Offering Risk. The Fund may purchase securities in an IPO. Securities purchased in an IPO may be illiquid, and therefore more difficult to sell promptly at the most favorable price, and may be subject to substantial price volatility due to factors such as unseasoned trading, lack of investor knowledge of the company, and limited operating history.

Information Technology Sector Risk. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

Industrials Sector Risk. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Portfolio Turnover Risk. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders. The Adviser can engage in frequent trading on occasion, if it believes it is in the Fund’s best interests and in the implementation of its strategy. This frequent trading can affect performance through increased brokerage and other transaction costs, such as increased custody costs.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objective.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations changing costs of medical products and services, limited product lines, and product liability claims, among other things. Many healthcare companies are heavily dependent on patent protection, which may be time consuming and costly, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies may be thinly capitalized and susceptible to product obsolescence. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, which may be time consuming and costly and with no guarantee that the product will come to market.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.lisantismallcap.com or by calling (800) 441-7031 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31

During the period shown, the highest return for a quarter was 38.93% for the quarter ended June 30, 2020, and the lowest return was -25.39% for the quarter ended June 30, 2022.
Average Annual Total Returns (For the periods ended December 31, 2022)
Average Annual Total Returns - Lisanti Small Cap Growth Fund	1 Year	5 Years	10 Years
Lisanti Small Cap Growth Fund Shares	(37.37%)	5.48%	10.79%
Lisanti Small Cap Growth Fund Shares | After Taxes on Distributions	(37.75%)	2.53%	7.65%
Lisanti Small Cap Growth Fund Shares | After Taxes on Distributions and Sales	(21.83%)	3.84%	7.84%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(26.36%)	3.51%	9.20%

Russell 2000® Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell Small Cap Index companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.